5. Loans and Allowance for Loan Losses, Troubed Debt Resturcturing (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014 contract	Dec. 31, 2013 contract	Dec. 31, 2012
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	12	18
Pre-Modification Outstanding Recorded Investment	$ 7,693	$ 13,315
Post-Modification Recorded Investment	7,693	13,315
Interest only [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	2	1
Pre-Modification Outstanding Recorded Investment	2,647	1,395
Post-Modification Recorded Investment	2,647	1,395
Interest only [Member] | Residential 1-4 family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Equity Line of Credit [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Multi Family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	1,252
Post-Modification Recorded Investment	1,252
Interest only [Member] | Farmland [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Construction and Land Loans [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Commercial, Owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	1	1
Pre-Modification Outstanding Recorded Investment	1,395	1,395
Post-Modification Recorded Investment	1,395	1,395
Interest only [Member] | Commercial, Non owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Second Mortgage [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Personal [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Commercial and Industrial [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Agricultural [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	2	7
Pre-Modification Outstanding Recorded Investment	1,586	9,951
Post-Modification Recorded Investment	1,586	9,951
Below Market Rate [Member] | Residential 1-4 family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	1	2
Pre-Modification Outstanding Recorded Investment	879	1,264
Post-Modification Recorded Investment	879	1,264
Below Market Rate [Member] | Equity Line of Credit [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Multi Family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Farmland [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Construction and Land Loans [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Commercial, Owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	707
Post-Modification Recorded Investment	707
Below Market Rate [Member] | Commercial, Non owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts		5
Pre-Modification Outstanding Recorded Investment		8,687
Post-Modification Recorded Investment		8,687
Below Market Rate [Member] | Second Mortgage [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Personal [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Commercial and Industrial [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Agricultural [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	8	10
Pre-Modification Outstanding Recorded Investment	3,460	1,969
Post-Modification Recorded Investment	3,460	1,969
Loan term extension [Member] | Residential 1-4 family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	6	3
Pre-Modification Outstanding Recorded Investment	1,217	500
Post-Modification Recorded Investment	1,217	500
Loan term extension [Member] | Equity Line of Credit [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member] | Multi Family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member] | Farmland [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member] | Construction and Land Loans [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		55
Post-Modification Recorded Investment		55
Loan term extension [Member] | Commercial, Owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	1	1
Pre-Modification Outstanding Recorded Investment	2,114	552
Post-Modification Recorded Investment	2,114	552
Loan term extension [Member] | Commercial, Non owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member] | Second Mortgage [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		36
Post-Modification Recorded Investment		36
Loan term extension [Member] | Personal [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member] | Commercial and Industrial [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		71
Post-Modification Recorded Investment		71
Loan term extension [Member] | Agricultural [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	1	3
Pre-Modification Outstanding Recorded Investment	129	755
Post-Modification Recorded Investment	129	755
Subsequently defaulted [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Residential 1-4 family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Equity Line of Credit [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Multi Family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Farmland [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Construction and Land Loans [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Commercial, Owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Commercial, Non owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Second Mortgage [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Personal [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Commercial and Industrial [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Agricultural [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment